Financial Risk Management	12 Months Ended
Dec. 31, 2017
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Financial Risk Management

NOTE 22—FINANCIAL RISK MANAGEMENT

The Group’s financial risk management strategy focuses on minimizing the cash flow impacts of volatility in foreign currency exchange rates, metal prices and interest rates, while maintaining the financial flexibility the Group requires in order to successfully execute the Group’s business strategies.

Due to Constellium’s capital structure and the nature of its operations, the Group is exposed to the following financial risks: (i) market risk (including foreign exchange risk, commodity price risk and interest rate risk); (ii) credit risk and (iii) liquidity and capital management risk.

22.1 Market risk

(i) Foreign exchange risk

Net assets, earnings and cash flows are influenced by multiple currencies due to the geographic diversity of sales and the countries in which the Group operates.

Constellium is exposed to foreign exchange risk in the following areas:

•	Transaction exposures, which include

◇	Commercial transactions related to forecasted sales and purchases and on-balance sheet receivables/payables resulting from such transactions.

◇	Financing transactions, related to external and internal net debt

•	Translation exposures, which relate to net investments in foreign entities which are converted in Euros in the consolidated financial statements.

Commercial transaction exposures

The Group policy is to hedge committed and highly probable forecasted foreign currency operational transactions. The Group uses foreign exchange forwards and foreign exchange swaps for this purpose.

The following tables outline the nominal value (converted in millions of Euros at the closing rate) of derivatives for Constellium’s most significant foreign exchange exposures as at December 31, 2017.

Forward derivatives sales	Maturity Period	Less than 1 year	Over 1 year
USD/EUR	2018-2023	387	376
EUR/CHF	2018-2022	49	19
Other currencies	2018-2020	16	2

Forward derivatives purchases	Maturity Period	Less than 1 year	Over 1 year
USD/EUR	2018-2022	395	90
EUR/CHF	2018-2022	103	35
EUR/CZK	2018-2019	63	62
Other currencies	2018	1	—

Forward derivatives sales mean that the Group sells currency 1 versus currency 2. Forward derivatives purchases mean that the Group buys currency 1 versus currency 2

In 2016, the Group agreed with a major customer for the sale of fabricated metal products in U.S. Dollars to be supplied from a Euro functional currency entity. In line with its hedging policy, the Group entered into significant foreign exchange derivatives which match related highly probable future conversion sales by selling U.S. Dollars against Euros. The Group designated these derivatives for hedge accounting, with total nominal amount of $484 million, as of December 31, 2017, with maturity 2018-2022.

For hedges that do not qualify for hedge accounting, any mark-to-market movements are recognized in Other gains / (losses)—net.

The table below details the effect of foreign currency derivatives in the Consolidated Income Statement and the Statement of Comprehensive Income/(Loss):

(In millions of Euros)	Notes	Year ended December 31, 2017	Year ended December 31, 2016	Year ended December 31, 2015
Derivatives that do not qualify for hedge accounting
Included in Other gains / (losses) – net
Realized gains / (losses) on foreign currency derivatives—net	8	(19)	(46)	(37)
Unrealized gains / (losses) on foreign currency derivatives—net(A)	8	16	40	(10)

Derivatives that qualify for hedge accounting
Included in Revenue
Realized gain on foreign currency derivatives—net	8	1	—	—
Unrealized gain on foreign currency derivatives—net	8	1	—	—
Included in Other gains / (losses)—net
Realized gains on foreign currency derivatives—net	8	3	—	—
Unrealized gains / (losses) on foreign currency derivatives—net	8	—	—	—
Realized gain/(loss) in ineffective portion of derivatives		—	—	—
Included in Other Comprehensive Income / (Loss)
Unrealized gains / (losses) on foreign currency derivatives—net		48	(27)	—
Gain/loss reclassified from cash flow hedge reserve to profit and loss		(2)	—	—

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future periods when these sales are recognized.

Financing transaction exposures

When the Group enters into intercompany loans and deposits, the financing is generally provided in the functional currency of the subsidiary. The foreign currency exposure of the Group’s external funding and liquid assets is systematically hedged either naturally through external foreign currency loans and deposits or through cross currency basis swaps and simple foreign currency swaps.

At December 31, 2017 the net position hedged related to loans and deposits was a forward purchase of $436 million versus the Euro. This comprised of a forward purchase of $870 million versus the Euro, a forward sale of $140 million versus the Euro, both using cross currency basis swaps, and a forward sale of $294 million versus the Euro using simple foreign exchange forward contracts.

The table below details the effect of foreign currency derivatives in the Consolidated Income Statement

(In millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016
Derivatives
Included in Finance Costs—net
Realized gain / (loss) on foreign currency derivatives—net	31	15
Unrealized gain / (loss) on foreign currency derivatives—net	(110)	30

Total	(79)	45

In accordance with the Group policy, the net foreign exchange result related to financing activities is expected to be balanced at any time.

Net debt derivatives settled during the period are presented in ‘Other financing activities’ in the Consolidated Statement of Cash Flows.

Foreign exchange sensitivity on commercial and financing transaction exposures

The largest exposures of the Group are related to the Euro/Dollar exchange rate. The table below summarizes the impact on profit and Equity (before tax effect) of a 10 % strengthening of the U.S. Dollar versus the Euro for non U.S. Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
Trade receivables	5	—
Trade payables	(1)	—
Derivatives on commercial transaction(A)	14	(43)

Commercial transaction exposure	18	(43)

Cash in Bank and intercompany loans	103	—
Borrowings	(144)	—
Derivatives on financing transaction	41	—

Financing transaction exposure	—	—

Total	18	(43)

(A)	Gains or losses on the hedging instruments are expected to offset losses or gains on the underlying hedged forecasted sales that will be reflected in future periods when these sales are recognized. The impact on pretax equity (€43 million) relates to derivatives hedging future sales spread from 2018 to 2022 which are designated as cash flow hedges.

The amounts shown in the table above may not be indicative of future results since the balances of financial assets and liabilities may change.

Translation exposures

Foreign exchange impacts related to the translation to Euro of net investments in foreign subsidiaries, and related revenues and expenses are not hedged as the Group operates in these various countries on permanent basis.

Foreign exchange sensitivity

The exposure relates to foreign currency translation of net investments in foreign subsidiaries and arises mainly from operations conducted by U.S. Dollar functional currency subsidiaries.

The table below summarizes the impact on profit and Equity (before tax effect) of a 10 % strengthening of the US Dollar versus the Euro (on average rate for profit before tax and closing rate for pretax equity) for US Dollar functional currency entities.

(in millions of Euros)	Effect on profit before tax	Effect on pretax equity
10% strengthening US Dollar/Euro	(8)	11

The amounts shown in the table above may not be indicative of future results since the balances of financial assets and liabilities may change.

Margin Calls

Our financial counterparties may require margin calls should our mark-to-market exceed a pre-agreed contractual limit. In order to protect from the potential margin calls for significant market movements, the Group ensures that financial counterparts hedging the transactional exposure are also hedging the foreign currency loan and deposit exposure. Further, the Group holds a significant liquidity buffer in cash or in availability under its various borrowing facilities, enters into derivatives with a large number of financial counterparties and monitors margin requirements on a daily basis.

At December 31, 2017 and 2016, the margin requirement related to foreign exchange hedges was nil and the Group was not exposed to material margin call risk.

(ii) Commodity price risk

The Group is subject to the effects of market fluctuations in the price of aluminium, which is the Group’s primary metal input and a significant component of its output. The Group is also exposed to variation in the premium and in the price of zinc, natural gas, silver and copper but in a less significant way.

The Group policy is to minimize exposure to aluminium price volatility by (i) passing through the aluminium price risk to customers and (ii) using derivatives where necessary. All sales and purchases are converted to be on the same floating basis and then ensure that the same quantities are bought and sold at the same (market) price. The Group purchases fixed price aluminium forwards to offset the exposure of LME volatility on its fixed price sales agreements for the supply of metal.

The Group also purchases fixed price copper, aluminium premium, silver and zinc forwards to offset the commodity exposure where sales contracts have embedded fixed price agreements for the relevant commodity.

In addition, the Group also purchases natural gas fixed price forwards to lock in energy costs where a fixed price purchase contract is not possible.

At December 31, 2017, the nominal amount of commodity derivatives are as follows:

(In millions of Euros)	Maturity period	Less than 1 year	Over 1 year
Aluminium	2018-2022	335	43
Premiums	2018-2021	5	7
Copper	2018	3	—
Silver	2018	7	—
Natural gas	2018	4	—
Zinc	2018	10	—

The value of the contracts will fluctuate due to changes in market prices but is intended to help protect the Group’s margin on future conversion and fabrication activities. At December 31, 2017, these contracts were directly entered into with external counterparties.

The Group does not apply hedge accounting on commodity derivatives and therefore any mark-to-market movements are recognized in Other gains / (losses) – net.

(In millions of Euros)	Year ended December 31, 2017	Year ended December 31, 2016
Derivatives
Included in Other gains / (losses)—net
Realized gains / (losses) on commodity derivatives—net	16	(16)
Unrealized gains / (losses) on commodity derivatives—net	41	31

Commodity price sensitivity: risks associated with derivatives

The net impact on earnings and equity of a 10% increase in the market price of aluminium, based on the aluminium derivatives held by the Group at December 31, 2017 (before tax effect), with all other variables held constant was estimated to be a €35 million gain. The balances of such financial instruments may change in future periods however, and therefore the amounts shown may not be indicative of future results.

Margin Calls

As the LME price for aluminium falls, the derivative contracts entered into with financial institution counterparties have a negative mark-to-market. The Group’s financial institution counterparties may require margin calls should the negative mark-to-market exceed a pre-agreed contractual limit. In order to protect from the potential margin calls for significant market movements, the Group enters into derivatives with a large number of financial counterparties and monitors margin requirements on a daily basis for adverse movements in aluminium prices. At December 31, 2017 and 2016, the margin requirement related to aluminium or any other commodity hedges was nil and the Group was not exposed to material margin call risk.

(iii) Interest rate risk

Interest rate risk refers to the risk that the value of financial instruments held by the Group and that are subject to variable rates will fluctuate, or the cash flows associated with such instruments will be impacted due to changes in market interest rates. The Group’s interest rate risk arises principally from borrowings. Borrowings issued at variable rates expose the Group to cash flow interest rate risk which is partially offset by cash and cash equivalents deposits (including short-term investments) earning interest at variable interest rates. Borrowings issued at fixed rates expose the Group to fair value interest rate risk. (See NOTE 21- Financial Instruments). At December 31, 2017, 96% of Group’s borrowings were at a fixed rate.

Interest rate sensitivity: risks associated with variable-rate financial instruments

The impact on Income/Loss before income tax for the period of a 50 basis point increase or decrease in the LIBOR or EURIBOR interest rates, based on the variable rate financial instruments held by the Group at December 31, 2017, with all other variables held constant, was estimated to be less than €1 million for the years ended December 31, 2017 and 2016. However, the balances of such financial instruments may not remain constant in future periods, and therefore the amounts shown may not be indicative of future results.

22.2 Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk with financial institutions and other parties as a result of cash-in-bank, cash deposits, mark-to-market on derivative transactions and customer trade receivables arising from the Group’s operating activities. The maximum exposure to credit risk for the year ended December 31, 2017 is the carrying value of each class of financial asset as described in NOTE 21—Financial Instruments. The Group does not generally hold any collateral as security.

Credit risk related to transactions with financial institutions

Credit risk with financial institutions is managed by the Group’s Treasury department in accordance with a Board approved policy. Management is not aware of any significant risks associated with financial institutions as a result of cash and cash equivalents deposits (including short-term investments) and financial derivative transactions.

The number of financial counterparties is tabulated below showing our exposure to the counterparty by rating type (Parent company ratings from Moody’s Investor Services):

	At December 31, 2017		At December 31, 2016
	Number of financial counterparties (A)	Exposure (in millions of Euros)	Number of financial counterparties (A)	Exposure (in millions of Euros)
Rated Aa or better	3	52	3	13
Rated A	12	224	9	369
Rated Baa	3	19	3	16

Total	18	295	15	398

(A)	Financial Counterparties for which the Group’s exposure is below €250 thousand have been excluded from the analysis.

Credit risks related to customer trade receivables

The Group has a diverse customer base geographically and by industry. The responsibility for customer credit risk management rests with management. Payment terms vary and are set in accordance with practices in the different geographies and end-markets served. Credit limits are typically established based on internal or external rating criteria, which take into account such factors as the financial condition of the customers, their credit history and the risk associated with their industry segment. Trade receivables are actively monitored and managed, at the business unit or site level. Business units report credit exposure information to Constellium management on a regular basis. Over 89% of the Group’s trade account receivables are insured by insurance companies rated A3 or better, or sold to a factor on a non-recourse basis. In situations where collection risk is considered to be above acceptable levels, risk is mitigated through the use of advance payments, bank guarantees or letters of credit. Historically, we have a very low level of customer default as a result of long history of dealing with our customer base and an active credit monitoring function.

See NOTE 13—Trade Receivables and other for the aging of trade receivables.

22.3 Liquidity and capital risk management

Group’s capital structure includes shareholder’s equity, borrowings and various third-party financing arrangements (such as credit facilities and factoring arrangements). Constellium’s total capital is defined as total equity plus net debt. Net debt includes borrowings due to third parties less cash and cash equivalents.

Constellium’s overriding objectives when managing capital are to safeguard the business as a going concern, to maximize returns for its owners and to maintain an optimal capital structure in order to minimize the weighted cost of capital.

All activities around cash funding, borrowings and financial instruments are centralized within Constellium’s Treasury department. Direct external funding or transactions with banks at the operating entity level are generally not permitted, and exceptions must be approved by Constellium’s Treasury department.

The liquidity requirements of the overall Company are funded by drawing on available credit facilities, while the internal management of liquidity is optimized by means of cash pooling agreements and/or intercompany loans and deposits between the Company’s operating entities and central Treasury.

At December 31, 2017, the borrowing base for the pan US ABL facility amounts to $249 million and €71 million for the French entities inventory credit facility. After deduction of amount drawn and letters of credit, the Group had €207 million outstanding availability under these secured revolving credit facilities at December 31, 2017.

At December 31, 2017, liquidity was €531 million, comprised of €269 million of cash and cash equivalents and €262 million of available undrawn facilities (including the €207 million described above).

The tables below show undiscounted contractual values by relevant maturity groupings based on the remaining period from December 31, 2017 and December 31, 2016 to the contractual maturity date.

	At December 31, 2017			At December 31, 2016
(in millions of Euros)	Less than 1 year	Between 1 and 5 years	Over 5 years	Less than 1 year	Between 1 and 5 years	Over 5 years
Financial assets:
Net debt derivatives	6	3	—	32	82	—
Net cash flows from derivative assets related to currencies and commodities	59	15	—	22	3	—

Total	65	18	—	54	85	—

		At December 31, 2017			At December 31, 2016
(in millions of Euros)	Notes	Less than 1 year	Between 1 and 5 years	Over 5 years	Less than 1 year	Between 1 and 5 years	Over 5 years
Financial liabilities:
Borrowings(A)		67	318	1,692	54	1,329	999
Interest		103	421	264	170	490	125
Net debt derivatives		3	10	—	—	—	—
Net cash flows from derivatives liabilities related to currencies and commodities		17	11	—	35	63	3
Trade payables and other (excluding deferred revenue)	19	920	20	—	825	19	—

Total		1,110	780	1,956	1,084	1,901	1,127

(A)	Borrowings include the pan US ABL facility which is considered short-term in nature and are included in the category “Less than 1 year” and undiscounted forecasted interest and exclude finance leases.